Other Payables and Accrued Liabilities (Details) - Schedule of Other Payables and Accrued Liabilities - CNY (¥) ¥ in Thousands	Sep. 30, 2024	Mar. 31, 2024
Schedule of Other Payables and Accrued Liabilities [Abstract]
Advance from customers	¥ 13,068	¥ 7,166
Accrued payroll	11,389	10,828
VAT payable	3,110	4,759
Other payables	48,043	41,198
Total	¥ 75,610	¥ 63,951